Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Product sales	$ 50,933	$ 58,000	$ 58,145
Services	185,107	149,374	134,248
Total revenues	236,040	207,374	192,393
COST OF REVENUES:
Cost of product sales	31,997	34,974	39,560
Cost of services	106,725	88,526	74,564
Total cost of revenues	138,722	123,500	114,124
GROSS PROFIT	97,318	83,874	78,269
OPERATING EXPENSES:
Research and development - net	32,026	29,657	28,991
Selling and marketing	26,221	17,338	18,776
General and administrative	26,639	24,635	21,007
Other income - net	(761)	(181)	(154)
Indirect private placement costs			1,823
Total operating expenses	84,125	71,449	70,443
INCOME FROM OPERATIONS	13,193	12,425	7,826
FINANCIAL INCOME, net	1,828	3,509	1,757
INCOME BEFORE TAXES ON INCOME	15,021	15,934	9,583
TAX EXPENSES	(495)	(4,667)	(3,494)
INCOME AFTER TAXES ON INCOME	14,526	11,267	6,089
SHARE IN INCOME OF AN ASSOCIATED COMPANY	38	25	17
NET INCOME	14,564	11,292	6,106
NET INCOME ATTRIBUTABLE TO NON - CONTROLLING INTERESTS	(874)	(505)	(310)
NET INCOME ATTRIBUTABLE TO RETALIX LTD.	$ 13,690	$ 10,787	$ 5,796
EARNINGS PER SHARE ATTRIBUTABLE TO RETALIX LTD. - in U.S. $:
Basic	$ 0.56	$ 0.45	$ 0.28
Diluted	$ 0.55	$ 0.44	$ 0.28
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EARNINGS PER SHARE - in thousands:
Basic	24,230	24,102	20,824
Diluted	24,717	24,515	21,020